Significant accounting policies - Property, plant and equipment and Others (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2022 EUR (€)
Property, plant and equipment
Impairment of assets		$ 0
Profit available for distribution | €			€ 0
Number of operating segments | item		1
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 2,000	$ 2,000
Onco Verity Inc. Joint Venture
Property, plant and equipment
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 2,000
IT equipment
Property, plant and equipment
Estimated useful life		3 years
Minimum | IT, office and lab equipment
Property, plant and equipment
Estimated useful life		3 years
Maximum | IT, office and lab equipment
Property, plant and equipment
Estimated useful life		5 years